Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
As of December 31, 2017, information about inputs into the fair value measurements of the Company's assets and liabilities that are measured at fair value based on independent valuation report as follows.

	Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available-for-sale investments- marketable equity securities	44,479,922	—	44,479,922	—

As of December 31, 2016, information about inputs into the fair value measurements of the Company's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

	Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Available-for-sale investments- marketable equity securities	74,666,865	74,666,865	—	—